Subsequent Events	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 9 – Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any other subsequent events, other than as described above, that would have required adjustment or disclosure in the financial statements that are not already previously disclosed.

Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any other subsequent events, other than as described below, that would have required adjustment or disclosure in the financial statements that are not already previously disclosed.
The underwriter of the IPO was granted a 45-day option from the date of the IPO to purchase up to 2,250,000 additional Units to cover over-allotments. The over-allotment option was partially exercised to purchase 1,377,622 Units on November 27, 2020. On January 7, 2021 the remaining option to purchase additional Units expired unused. As such, 218,094 Founder Shares were forfeited to the Company for no consideration.
Redwire Business Combination
On March 25, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Shepard Merger Sub Corporation, a Delaware corporation and direct, wholly owned subsidiary of the Company (“Merger Sub”), Cosmos Intermediate, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of Holdings (“Cosmos”), and Redwire, LLC. Pursuant to the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Business Combination”) by which, (i) the Company shall domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law and the Companies Act of the Cayman Islands, (ii) Merger Sub will merge with and into Cosmos, with Cosmos being the surviving entity in the merger (the “First Merger”), and (iii) immediately following the First Merger, Cosmos will merge with and into the Company, with the Company being the surviving entity in the merger.
For additional information regarding the Business Combination and the Merger Agreement and related agreements, see the Current Report on Form 8-K filed by the Company with the SEC on March 25, 2021.